Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
February 29, 2024
SDI-NPRT1-0424
1.814104.119
Corporate Bonds - 9.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 8.5%
COMMUNICATION SERVICES - 0.6%
Entertainment - 0.2%
Liberty Media Corp. 2.375% 9/30/53 (b)	2,269,000	2,494,766
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	2,467,000	2,668,572
Live Nation Entertainment, Inc. 3.125% 1/15/29	2,315,000	2,636,126
Sphere Entertainment Co. 3.5% 12/1/28 (b)	391,000	543,274
Zynga, Inc. 0% 12/15/26	1,969,000	1,686,424
		10,029,162
Interactive Media & Services - 0.2%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	859,000	804,592
Snap, Inc.:
0% 5/1/27	2,640,000	2,117,965
0.125% 3/1/28	4,236,000	3,177,000
0.25% 5/1/25	1,118,000	1,076,075
0.75% 8/1/26	1,190,000	1,125,145
TripAdvisor, Inc. 0.25% 4/1/26	1,081,000	1,002,361
		9,303,138
Media - 0.2%
DISH Network Corp.:
0% 12/15/25	4,517,000	3,272,567
3.375% 8/15/26	8,477,000	5,012,027
Liberty Broadband Corp. 3.125% 3/31/53 (b)	2,830,000	2,667,892
Liberty Media Corp. 3.75% 3/15/28 (b)	1,850,000	2,249,600
Magnite, Inc. 0.25% 3/15/26	415,000	369,973
		13,572,059
TOTAL COMMUNICATION SERVICES		32,904,359

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
Ford Motor Co. 0% 3/15/26	4,719,000	4,743,273
Rivian Automotive, Inc.:
3.625% 10/15/30(b)	3,426,000	2,394,037
4.625% 3/15/29(b)	2,035,000	1,640,210
Winnebago Industries, Inc. 3.25% 1/15/30 (b)	1,232,000	1,303,456
		10,080,976
Broadline Retail - 0.1%
Etsy, Inc.:
0.125% 10/1/26	1,460,000	1,570,230
0.125% 9/1/27	1,299,000	1,084,276
0.25% 6/15/28	1,390,000	1,109,019
		3,763,525
Diversified Consumer Services - 0.0%
Stride, Inc. 1.125% 9/1/27	1,269,000	1,610,996

Hotels, Restaurants & Leisure - 0.4%
Booking Holdings, Inc. 0.75% 5/1/25	1,861,000	3,431,312
Carnival Corp.:
5.75% 10/1/24	972,000	1,594,080
5.75% 12/1/27	2,475,000	3,650,625
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	991,000	851,765
NCL Corp. Ltd.:
5.375% 8/1/25	1,000,000	1,261,066
6% 5/15/24	341,000	488,073
Penn Entertainment, Inc. 2.75% 5/15/26	1,105,000	1,192,074
Royal Caribbean Cruises Ltd. 6% 8/15/25	2,462,000	6,242,401
		18,711,396
Leisure Products - 0.1%
Peloton Interactive, Inc. 0% 2/15/26	5,076,000	4,085,950
Topgolf Callaway Brands Corp. 2.75% 5/1/26	2,122,000	2,269,479
		6,355,429
Specialty Retail - 0.1%
The RealReal, Inc.:
1% 3/1/28	1,813,000	616,420
3% 6/15/25	420,000	305,802
Wayfair LLC 0.625% 10/1/25	7,702,000	7,105,311
		8,027,533
TOTAL CONSUMER DISCRETIONARY		48,549,855

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Freshpet, Inc. 3% 4/1/28 (b)	750,000	1,318,500
Post Holdings, Inc. 2.5% 8/15/27	1,250,000	1,384,375
		2,702,875
Tobacco - 0.0%
Turning Point Brands, Inc. 2.5% 7/15/24	945,326	931,146

TOTAL CONSUMER STAPLES		3,634,021

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Transocean, Inc.:
4% 12/15/25	683,000	816,921
4.625% 9/30/29	500,000	800,717
		1,617,638
Oil, Gas & Consumable Fuels - 0.3%
CNX Resources Corp. 2.25% 5/1/26	918,000	1,547,450
Northern Oil & Gas, Inc. 3.625% 4/15/29	5,035,000	5,732,348
Peabody Energy Corp. 3.25% 3/1/28	864,000	1,238,112
Permian Resources Operating LLC 3.25% 4/1/28	735,000	1,944,213
Pioneer Natural Resources Co. 0.25% 5/15/25	1,403,000	3,560,955
World Kinect Corp. 3.25% 7/1/28 (b)	1,110,000	1,155,510
		15,178,588
TOTAL ENERGY		16,796,226

FINANCIALS - 0.4%
Capital Markets - 0.1%
Coinbase Global, Inc. 0.5% 6/1/26	2,785,000	2,759,935

Consumer Finance - 0.1%
Bread Financial Holdings, Inc. 4.25% 6/15/28 (b)	935,000	1,103,240
LendingTree, Inc. 0.5% 7/15/25	3,833,000	3,461,678
SoFi Technologies, Inc. 0% 10/15/26 (b)	1,880,000	1,583,900
		6,148,818
Financial Services - 0.2%
Affirm Holdings, Inc. 0% 11/15/26	2,090,000	1,687,466
Block, Inc. 0.125% 3/1/25	2,044,000	2,029,313
Global Payments, Inc. 1.5% 3/1/31 (b)	5,128,000	5,192,100
Shift4 Payments, Inc.:
0% 12/15/25	1,117,000	1,326,385
0.5% 8/1/27	739,000	723,900
		10,959,164
TOTAL FINANCIALS		19,867,917

HEALTH CARE - 1.1%
Biotechnology - 0.4%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27	1,675,000	1,566,370
BridgeBio Pharma, Inc. 2.25% 2/1/29	4,190,000	3,452,560
Cytokinetics, Inc. 3.5% 7/1/27	1,503,000	2,407,187
Dynavax Technologies Corp. 2.5% 5/15/26	100,000	136,050
Exact Sciences Corp. 2% 3/1/30 (b)	2,186,000	2,236,278
Immunocore Holdings PLC 2.5% 2/1/30 (b)	1,289,000	1,335,404
Insmed, Inc. 0.75% 6/1/28	1,200,000	1,302,000
Mirum Pharmaceuticals, Inc. 4% 5/1/29 (b)	960,000	1,160,750
Natera, Inc. 2.25% 5/1/27	578,000	1,311,699
Neurocrine Biosciences, Inc. 2.25% 5/15/24	600,000	1,025,400
Sarepta Therapeutics, Inc.:
1.25% 9/15/27	2,387,000	2,759,952
1.5% 11/15/24	270,000	471,270
		19,164,920
Health Care Equipment & Supplies - 0.5%
CONMED Corp. 2.25% 6/15/27	1,080,000	979,184
DexCom, Inc.:
0.25% 11/15/25	750,000	756,375
0.375% 5/15/28(b)	1,657,000	1,608,947
Enovis Corp. 3.875% 10/15/28 (b)	1,040,000	1,294,800
Envista Holdings Corp. 2.375% 6/1/25	1,399,000	1,581,936
Glaukos Corp. 2.75% 6/15/27	830,000	1,395,645
Insulet Corp. 0.375% 9/1/26	1,319,000	1,318,341
Integer Holdings Corp. 2.125% 2/15/28	1,862,000	2,569,560
Lantheus Holdings, Inc. 2.625% 12/15/27	1,200,000	1,363,800
LivaNova U.S.A., Inc. 3% 12/15/25	1,360,000	1,562,703
Merit Medical Systems, Inc. 3% 2/1/29 (b)	1,749,000	1,928,273
NuVasive, Inc. 0.375% 3/15/25	1,750,000	1,646,750
Omnicell, Inc. 0.25% 9/15/25	959,000	886,476
Shockwave Medical, Inc. 1% 8/15/28 (b)	2,774,000	3,117,976
TransMedics Group, Inc. 1.5% 6/1/28 (b)	1,489,000	1,667,928
		23,678,694
Health Care Providers & Services - 0.1%
Accolade, Inc. 0.5% 4/1/26	4,716,000	3,987,655
Guardant Health, Inc. 0% 11/15/27	1,804,000	1,216,536
Opko Health, Inc. 3.75% 1/15/29 (b)	312,000	299,522
		5,503,713
Health Care Technology - 0.1%
Evolent Health, Inc. 3.5% 12/1/29 (b)	1,563,000	1,827,929
Health Catalyst, Inc. 2.5% 4/15/25	724,000	683,094
Teladoc Health, Inc. 1.25% 6/1/27	2,204,000	1,827,998
Veradigm, Inc. 0.875% 1/1/27	69,000	68,900
		4,407,921
Life Sciences Tools & Services - 0.0%
Repligen Corp. 1% 12/15/28 (b)	1,537,000	1,786,867

Pharmaceuticals - 0.0%
Amphastar Pharmaceuticals, Inc. 2% 3/15/29 (b)	830,000	844,666
Jazz Investments I Ltd. 2% 6/15/26	1,726,000	1,707,877
		2,552,543
TOTAL HEALTH CARE		57,094,658

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. 0.5% 12/15/27	2,217,000	3,169,202
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	1,110,000	1,248,750
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)	1,400,000	1,707,314
		6,125,266
Commercial Services & Supplies - 0.0%
Tetra Tech, Inc. 2.25% 8/15/28 (b)	1,590,000	1,694,902

Construction & Engineering - 0.1%
Fluor Corp. 1.125% 8/15/29 (b)	1,616,000	1,666,904
Granite Construction, Inc. 3.75% 5/15/28 (b)	1,550,000	1,970,050
		3,636,954
Electrical Equipment - 0.1%
Array Technologies, Inc. 1% 12/1/28	1,292,000	1,135,668
Bloom Energy Corp. NULL 3% 6/1/28 (b)	1,110,000	888,770
Sunrun, Inc. 4% 3/1/30 (b)	1,110,000	1,057,275
		3,081,713
Ground Transportation - 0.2%
Lyft, Inc. 1.5% 5/15/25	2,051,000	1,972,037
Uber Technologies, Inc.:
0% 12/15/25	1,824,000	2,076,717
0.875% 12/1/28(b)	5,525,000	6,925,588
		10,974,342
Machinery - 0.1%
John Bean Technologies Corp. 0.25% 5/15/26	1,444,000	1,320,105
Middleby Corp. 1% 9/1/25	1,400,000	1,750,000
		3,070,105
Passenger Airlines - 0.1%
American Airlines Group, Inc. 6.5% 7/1/25	2,342,000	2,745,995
JetBlue Airways Corp. 0.5% 4/1/26	2,740,000	2,314,334
Southwest Airlines Co. 1.25% 5/1/25	2,056,000	2,213,284
Spirit Airlines, Inc. 1% 5/15/26	770,000	355,849
		7,629,462
Professional Services - 0.1%
CSG Systems International, Inc. 3.875% 9/15/28 (b)	840,000	847,073
Parsons Corp. 2.625% 3/1/29 (b)	2,776,000	2,943,948
		3,791,021
TOTAL INDUSTRIALS		40,003,765

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.5% 12/15/26	1,859,000	1,638,709
0.5% 6/15/28	2,140,000	1,657,638
1.5% 12/15/29(b)	1,220,000	1,160,830
		4,457,177
Electronic Equipment, Instruments & Components - 0.1%
Advanced Energy Industries, Inc. 2.5% 9/15/28 (b)	675,000	684,944
Insight Enterprises, Inc. 0.75% 2/15/25	1,305,000	3,592,013
Par Technology Corp. 1.5% 10/15/27	98,000	88,102
Vishay Intertechnology, Inc. 2.25% 9/15/30 (b)	1,280,000	1,186,560
		5,551,619
IT Services - 0.5%
Akamai Technologies, Inc.:
0.125% 5/1/25	2,571,000	3,075,089
0.375% 9/1/27	2,716,000	2,890,380
1.125% 2/15/29(b)	2,800,000	2,898,636
BigCommerce Holdings, Inc. 0.25% 10/1/26	1,820,000	1,498,096
Cloudflare, Inc. 0% 8/15/26	2,792,000	2,592,372
Digitalocean Holdings, Inc. 0% 12/1/26	3,337,000	2,758,170
Fastly, Inc. 0% 3/15/26	2,045,000	1,828,230
MongoDB, Inc. 0.25% 1/15/26	2,446,000	5,240,555
Okta, Inc.:
0.125% 9/1/25	1,386,000	1,333,779
0.375% 6/15/26	1,204,000	1,111,894
Perficient, Inc. 0.125% 11/15/26	1,910,000	1,621,189
Wix.com Ltd. 0% 8/15/25	2,407,000	2,203,609
		29,051,999
Semiconductors & Semiconductor Equipment - 0.3%
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26	1,250,000	1,487,500
Microchip Technology, Inc. 0.125% 11/15/24	1,927,000	2,002,876
ON Semiconductor Corp.:
0% 5/1/27	2,254,000	3,520,748
0.5% 3/1/29(b)	3,943,000	3,978,487
Veeco Instruments, Inc. 2.875% 6/1/29 (b)	370,000	522,995
Wolfspeed, Inc.:
0.25% 2/15/28	2,281,000	1,260,253
1.75% 5/1/26	639,000	565,519
1.875% 12/1/29	3,755,000	1,956,355
		15,294,733
Software - 1.7%
Altair Engineering, Inc. 1.75% 6/15/27	1,400,000	1,820,299
Avalara, Inc. 0.25% 8/1/26	1,550,000	1,538,375
Bentley Systems, Inc.:
0.125% 1/15/26	1,035,000	1,012,991
0.375% 7/1/27	1,400,000	1,241,100
Bill Holdings, Inc.:
0% 12/1/25	1,621,000	1,481,594
0% 4/1/27	2,695,000	2,235,503
BlackLine, Inc. 0% 3/15/26	4,280,000	3,809,200
Box, Inc. 0% 1/15/26	907,000	1,014,480
Confluent, Inc. 0% 1/15/27	1,963,000	1,687,761
CyberArk Software Ltd. 0% 11/15/24	1,108,000	1,876,952
Datadog, Inc. 0.125% 6/15/25	1,480,000	2,199,280
Dropbox, Inc.:
0% 3/1/26	797,000	747,188
0% 3/1/28	811,000	747,134
Everbridge, Inc.:
0% 3/15/26	942,000	916,566
0.125% 12/15/24	1,506,000	1,466,844
Five9, Inc. 1% 3/15/29 (b)	3,385,000	3,459,470
Guidewire Software, Inc. 1.25% 3/15/25	1,087,000	1,262,551
HubSpot, Inc. 0.375% 6/1/25	1,108,000	2,442,032
InterDigital, Inc. 3.5% 6/1/27	1,150,000	1,659,450
LivePerson, Inc. 0% 12/15/26	2,331,000	1,276,223
MicroStrategy, Inc.:
0% 2/15/27	3,124,000	3,229,067
0.75% 12/15/25	977,000	2,526,034
Pagerduty, Inc.:
1.25% 7/1/25	645,000	620,303
1.5% 10/15/28(b)	1,220,000	1,338,980
Palo Alto Networks, Inc. 0.375% 6/1/25	3,246,000	10,132,389
Pegasystems, Inc. 0.75% 3/1/25	3,274,000	3,144,677
Progress Software Corp.:
1% 4/15/26	1,457,000	1,519,651
3.5% 3/1/30(b)	1,815,000	1,843,133
Q2 Holdings, Inc. 0.75% 6/1/26	1,070,000	998,974
Rapid7, Inc.:
0.25% 3/15/27	95,000	85,678
1.25% 3/15/29(b)	1,610,000	1,804,962
RingCentral, Inc. 0% 3/15/26	2,505,000	2,226,319
Splunk, Inc.:
1.125% 9/15/25	1,860,000	2,098,080
1.125% 6/15/27	2,852,000	2,810,646
Tyler Technologies, Inc. 0.25% 3/15/26	1,624,000	1,658,104
Unity Software, Inc. 0% 11/15/26	9,412,000	7,901,374
Varonis Systems, Inc. 1.25% 8/15/25	1,167,000	1,980,602
Workiva, Inc. 1.25% 8/15/28 (b)	2,960,000	2,757,240
Zscaler, Inc. 0.125% 7/1/25	2,474,000	4,062,308
		86,633,514
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 3.5% 6/1/28 (b)	3,390,000	4,247,208
Super Micro Computer, Inc. 0% 3/1/29 (b)	751,000	763,572
Western Digital Corp. 3% 11/15/28 (b)	3,770,000	4,976,400
		9,987,180
TOTAL INFORMATION TECHNOLOGY		150,976,222

MATERIALS - 0.1%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25	447,000	690,168

Metals & Mining - 0.1%
ATI, Inc. 3.5% 6/15/25	392,000	1,249,108
Equinox Gold Corp. 4.75% 10/15/28 (b)	700,000	682,080
MP Materials Corp. 0.25% 4/1/26 (b)	1,143,000	982,721
United States Steel Corp. 5% 11/1/26	528,000	1,867,536
		4,781,445
TOTAL MATERIALS		5,471,613

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Federal Realty OP LP 3.25% 1/15/29 (b)	585,000	565,988
Ventas Realty LP 3.75% 6/1/26 (b)	4,522,000	4,494,868
Welltower OP LLC 2.75% 5/15/28 (b)	3,975,000	4,379,633
		9,440,489
Real Estate Management & Development - 0.2%
Redfin Corp.:
0% 10/15/25	992,000	837,935
0.5% 4/1/27	5,056,000	2,886,793
Zillow Group, Inc.:
0.75% 9/1/24	1,321,000	1,731,573
1.375% 9/1/26	2,220,000	2,956,670
		8,412,971
TOTAL REAL ESTATE		17,853,460

UTILITIES - 0.9%
Electric Utilities - 0.7%
Alliant Energy Corp. 3.875% 3/15/26 (b)	1,160,000	1,124,620
Duke Energy Corp. 4.125% 4/15/26 (b)	6,625,000	6,499,125
Evergy, Inc. 4.5% 12/15/27 (b)	4,050,000	4,009,798
FirstEnergy Corp. 4% 5/1/26 (b)	4,865,000	4,777,430
NextEra Energy Capital Holdings, Inc. 3% 3/1/27 (b)	1,766,000	1,770,415
NRG Energy, Inc. 2.75% 6/1/48	2,134,000	2,919,312
PG&E Corp. 4.25% 12/1/27 (b)	7,600,000	7,592,400
PPL Capital Funding, Inc. 2.875% 3/15/28	2,360,000	2,227,368
Southern Co. 3.875% 12/15/25 (b)	6,600,000	6,468,000
		37,388,468
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 0% 11/15/25 (b)	4,537,000	3,997,917
Ormat Technologies, Inc. 2.5% 7/15/27	690,000	658,605
		4,656,522
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 4.25% 8/15/26 (b)	2,040,000	2,011,440
CMS Energy Corp. 3.375% 5/1/28 (b)	1,905,000	1,846,898
		3,858,338
Water Utilities - 0.0%
American Water Capital Corp. 3.625% 6/15/26 (b)	2,639,000	2,559,830

TOTAL UTILITIES		48,463,158

TOTAL CONVERTIBLE BONDS		441,615,254
Nonconvertible Bonds - 0.8%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Gannett Holdings LLC 6% 11/1/26 (b)	3,180,000	2,873,575

CONSUMER DISCRETIONARY - 0.0%
Broadline Retail - 0.0%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	2,610,000	2,198,925

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 8% 5/15/54 (c)	1,045,000	1,085,755

FINANCIALS - 0.5%
Capital Markets - 0.0%
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	750,000	770,540

Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 Month Index + 1.810% 7.1862% 12/21/65 (b)(c)(d)	14,050,000	10,882,147

Insurance - 0.3%
MetLife, Inc. 6.4% 12/15/66 (c)	8,000,000	8,120,800
Prudential Financial, Inc.:
3.7% 10/1/50(c)	2,500,000	2,183,632
5.125% 3/1/52(c)	2,350,000	2,196,869
6.75% 3/1/53(c)	2,750,000	2,858,848
		15,360,149
TOTAL FINANCIALS		27,012,836

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	650,000	596,010

UTILITIES - 0.2%
Electric Utilities - 0.1%
Southern Co. 4% 1/15/51 (c)	5,900,000	5,665,835

Multi-Utilities - 0.1%
CMS Energy Corp.:
3.75% 12/1/50(c)	450,000	359,925
4.75% 6/1/50(c)	3,500,000	3,207,086
Sempra 4.125% 4/1/52 (c)	1,750,000	1,605,573
		5,172,584
TOTAL UTILITIES		10,838,419

TOTAL NONCONVERTIBLE BONDS		44,605,520
TOTAL CORPORATE BONDS (Cost $447,315,708)		486,220,774

U.S. Treasury Obligations - 1.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	66,000,000	60,423,515
3.875% 5/15/43	10,000,000	9,139,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,893,842)		69,562,578

Common Stocks - 52.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	166,600	2,820,538
Cellnex Telecom SA (b)	178,015	6,436,052
Helios Towers PLC (e)	1,954,887	1,861,845
Verizon Communications, Inc.	1,175,519	47,044,270
		58,162,705
Entertainment - 0.2%
The Walt Disney Co.	94,400	10,533,152
Interactive Media & Services - 0.0%
Alphabet, Inc. Class C (e)	3,500	489,230
Meta Platforms, Inc. Class A	1,500	735,195
Snap, Inc. Class A (e)	29,600	326,192
		1,550,617
Media - 1.3%
Comcast Corp. Class A	1,334,912	57,200,979
EchoStar Holding Corp. Class A (e)	37,600	492,936
Interpublic Group of Companies, Inc.	340,700	10,697,980
		68,391,895
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	77,654	12,680,898
TOTAL COMMUNICATION SERVICES		151,319,267
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.0%
Tesla, Inc. (e)	5,100	1,029,588
Broadline Retail - 0.0%
Amazon.com, Inc. (e)	3,800	671,688
Diversified Consumer Services - 0.2%
H&R Block, Inc.	252,500	12,359,875
Hotels, Restaurants & Leisure - 1.6%
Genius Sports Ltd. (e)	87,200	619,992
McDonald's Corp.	277,178	81,013,586
Penn Entertainment, Inc. (e)	27,500	503,250
Super Group SGHC Ltd. (e)	316,995	1,046,084
		83,182,912
Specialty Retail - 1.2%
Best Buy Co., Inc.	85,300	6,899,064
Burlington Stores, Inc. (e)	75,600	15,505,560
Dick's Sporting Goods, Inc.	100	17,789
Lowe's Companies, Inc.	45,000	10,830,150
TJX Companies, Inc.	299,100	29,652,774
		62,905,337
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	50,300	4,159,307
Tapestry, Inc.	72,200	3,431,666
		7,590,973
TOTAL CONSUMER DISCRETIONARY		167,740,373
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Keurig Dr. Pepper, Inc.	636,652	19,042,261
The Coca-Cola Co.	1,480,847	88,880,437
		107,922,698
Consumer Staples Distribution & Retail - 2.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	258,400	16,025,884
BJ's Wholesale Club Holdings, Inc. (e)	237,500	17,347,000
Costco Wholesale Corp.	8,800	6,546,232
Dollar Tree, Inc. (e)	197,000	28,895,960
Metro, Inc.	151,500	8,202,645
Target Corp.	75,000	11,469,000
Walmart, Inc.	235,800	13,820,238
		102,306,959
Food Products - 0.7%
Bunge Global SA	70,300	6,634,211
Mondelez International, Inc.	438,114	32,012,990
		38,647,201
Household Products - 2.3%
Procter & Gamble Co.	768,060	122,075,456
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	44,700	6,641,526
Kenvue, Inc.	1,453,045	27,607,855
Unilever PLC	120,400	5,879,648
		40,129,029
TOTAL CONSUMER STAPLES		411,081,343
ENERGY - 5.3%
Energy Equipment & Services - 0.0%
Kodiak Gas Services, Inc.	34,300	874,650
Oil, Gas & Consumable Fuels - 5.3%
Canadian Natural Resources Ltd.	189,338	13,189,415
Cenovus Energy, Inc.	16,880	294,218
Cheniere Energy Partners LP	17,260	839,181
Cheniere Energy, Inc.	44,593	6,920,834
ConocoPhillips Co.	93,588	10,532,394
DHT Holdings, Inc.	736,346	7,967,264
Energy Transfer LP	447,119	6,545,822
EnLink Midstream LLC	116,110	1,431,636
Exxon Mobil Corp.	1,245,206	130,148,914
Frontline PLC (NY Shares)	59,100	1,331,523
Global Partners LP	18,730	873,380
Hess Corp.	46,800	6,821,100
Hess Midstream LP	35,590	1,213,263
Imperial Oil Ltd.	320,931	20,081,392
Mach Natural Resources LP	84,650	1,557,560
MEG Energy Corp. (e)	13,070	279,765
MPLX LP	21,436	824,000
NuStar Energy LP	49,043	1,158,396
Phillips 66 Co.	138,424	19,726,804
Plains All American Pipeline LP	246,338	4,044,870
Scorpio Tankers, Inc.	13,900	933,107
Sunoco Logistics Partners, LP	20,900	1,282,842
Targa Resources Corp.	85,451	8,394,706
The Williams Companies, Inc.	168,586	6,058,981
Valero Energy Corp.	109,038	15,424,515
Western Midstream Partners LP	100,389	3,358,012
		271,233,894
TOTAL ENERGY		272,108,544
FINANCIALS - 6.6%
Banks - 3.0%
Bank of America Corp.	849,345	29,319,389
JPMorgan Chase & Co.	132,200	24,597,132
M&T Bank Corp.	116,057	16,217,805
PNC Financial Services Group, Inc.	242,102	35,637,414
U.S. Bancorp	662,600	27,802,696
Wells Fargo & Co.	383,912	21,341,668
		154,916,104
Capital Markets - 0.7%
BlackRock, Inc. Class A	46,000	37,321,640
Consumer Finance - 0.4%
Capital One Financial Corp.	149,490	20,571,319
Financial Services - 0.2%
MasterCard, Inc. Class A	1,700	807,092
Visa, Inc. Class A	32,600	9,214,064
		10,021,156
Insurance - 2.3%
American Financial Group, Inc.	91,700	11,707,339
Chubb Ltd.	172,336	43,371,801
Hartford Financial Services Group, Inc.	201,736	19,334,378
Marsh & McLennan Companies, Inc.	46,500	9,405,555
The Travelers Companies, Inc.	157,292	34,755,240
		118,574,313
TOTAL FINANCIALS		341,404,532
HEALTH CARE - 5.9%
Biotechnology - 0.8%
AbbVie, Inc.	145,600	25,632,880
Gilead Sciences, Inc.	204,700	14,758,870
Moderna, Inc. (e)	5,700	525,768
		40,917,518
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	36,904	18,215,814
Life Sciences Tools & Services - 0.5%
Danaher Corp.	108,470	27,458,096
Pharmaceuticals - 4.2%
AstraZeneca PLC sponsored ADR	416,924	26,749,844
Eli Lilly & Co.	26,933	20,298,863
GSK PLC	306,200	6,405,232
Johnson & Johnson	548,962	88,591,488
Merck & Co., Inc.	221,581	28,174,024
Roche Holding AG (participation certificate)	69,433	18,154,039
Royalty Pharma PLC	293,300	8,898,722
Sanofi SA sponsored ADR	474,055	22,683,532
		219,955,744
TOTAL HEALTH CARE		306,547,172
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.2%
General Dynamics Corp.	80,400	21,969,300
Huntington Ingalls Industries, Inc.	67,094	19,565,952
Northrop Grumman Corp.	26,602	12,264,054
The Boeing Co. (e)	44,299	9,024,592
		62,823,898
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	265,029	39,293,200
Building Products - 0.4%
Johnson Controls International PLC	320,890	19,019,150
Commercial Services & Supplies - 0.7%
GFL Environmental, Inc.	229,900	8,288,698
GFL Environmental, Inc. (f)	198,739	7,170,503
Republic Services, Inc.	27,621	5,071,216
Veralto Corp.	38,190	3,300,380
Waste Connections, Inc. (United States)	29,121	4,846,899
Waste Management, Inc.	42,400	8,719,560
		37,397,256
Construction & Engineering - 0.1%
Ferrovial SE	84,294	3,156,787
Willscot Mobile Mini Holdings (e)	8,700	415,425
		3,572,212
Electrical Equipment - 1.7%
AMETEK, Inc.	39,900	7,189,182
Babcock & Wilcox Enterprises, Inc. (e)	248,494	318,072
Eaton Corp. PLC	283,203	81,845,667
Sunrun, Inc. (e)	52,871	636,567
		89,989,488
Ground Transportation - 0.2%
Canadian National Railway Co.	3,496	453,296
Canadian Pacific Kansas City Ltd.	24,979	2,123,465
CSX Corp.	84,734	3,214,808
Norfolk Southern Corp.	12,662	3,208,298
Union Pacific Corp.	14,189	3,599,607
		12,599,474
Industrial Conglomerates - 1.0%
General Electric Co.	152,475	23,921,803
Hitachi Ltd.	132,100	11,159,595
Siemens AG	72,500	14,352,750
		49,434,148
Machinery - 0.9%
Chart Industries, Inc. (e)	25,100	3,585,786
Fortive Corp.	34,800	2,962,524
Hillenbrand, Inc.	117,800	5,601,390
ITT, Inc.	281,600	35,521,024
		47,670,724
Professional Services - 0.7%
Experian PLC	434,100	18,590,581
KBR, Inc.	179,800	10,793,394
Paychex, Inc.	39,800	4,880,276
		34,264,251
Trading Companies & Distributors - 0.2%
Watsco, Inc. (f)	32,356	12,752,147
Transportation Infrastructure - 0.3%
Aena SME SA (b)	74,508	14,104,522
Athens International Airport SA	91,741	862,637
		14,967,159
TOTAL INDUSTRIALS		423,783,107
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,487,380	71,944,571
IT Services - 1.4%
Accenture PLC Class A	80,102	30,020,628
Amdocs Ltd.	274,039	24,992,357
Capgemini SA	66,400	16,151,393
		71,164,378
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	199,000	38,172,180
NXP Semiconductors NV	132,800	33,164,144
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	298,107	38,357,428
		109,693,752
Software - 0.9%
Adobe, Inc. (e)	900	504,252
Bill Holdings, Inc. (e)	6,700	424,311
Gen Digital, Inc.	286,100	6,148,289
Microsoft Corp.	72,867	30,140,706
MicroStrategy, Inc. Class A (e)	500	511,420
Roper Technologies, Inc.	13,500	7,353,855
Workiva, Inc. (e)	5,400	465,048
Zoom Video Communications, Inc. Class A (e)	8,800	622,424
		46,170,305
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	39,041	7,056,661
FUJIFILM Holdings Corp.	60,100	3,817,585
Samsung Electronics Co. Ltd. (e)	517,883	28,465,018
		39,339,264
TOTAL INFORMATION TECHNOLOGY		338,312,270
MATERIALS - 1.5%
Chemicals - 0.6%
CF Industries Holdings, Inc.	6,500	524,680
Linde PLC	68,318	30,662,485
Nutrien Ltd.	10,000	522,400
		31,709,565
Containers & Packaging - 0.4%
Ball Corp.	110,300	7,061,406
Crown Holdings, Inc.	193,332	14,813,098
		21,874,504
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (United States)	20,300	975,618
Freeport-McMoRan, Inc.	575,500	21,759,655
Newmont Corp.	27,000	843,750
Wheaton Precious Metals Corp.	20,000	824,227
		24,403,250
TOTAL MATERIALS		77,987,319
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	65,443	13,013,995
Crown Castle, Inc.	17,484	1,922,191
Equinix, Inc.	5,570	4,950,727
Lamar Advertising Co. Class A	131,468	14,533,787
Prologis, Inc.	26,699	3,558,176
Segro PLC	331,443	3,536,989
Tritax Big Box REIT PLC	905,977	1,676,539
Urban Logistics REIT PLC	602,964	882,901
		44,075,305
Real Estate Management & Development - 0.0%
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	6,435	226,448
TOTAL REAL ESTATE		44,301,753
UTILITIES - 3.2%
Electric Utilities - 2.2%
Constellation Energy Corp.	170,921	28,791,642
Exelon Corp.	153,900	5,515,776
Iberdrola SA	129,553	1,487,937
Kansai Electric Power Co., Inc.	135,078	1,730,372
NextEra Energy, Inc.	628,522	34,688,129
PG&E Corp.	285,600	4,766,664
Southern Co.	312,182	20,994,240
SSE PLC	135,509	2,785,036
Xcel Energy, Inc.	278,726	14,686,073
		115,445,869
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	19,385	1,321,088
Suburban Propane Partners LP	45,020	936,416
		2,257,504
Independent Power and Renewable Electricity Producers - 0.3%
EDP Renovaveis SA	94,047	1,280,231
RWE AG	79,433	2,660,796
The AES Corp.	82,540	1,254,608
Vistra Corp.	188,900	10,302,606
		15,498,241
Multi-Utilities - 0.7%
Ameren Corp.	143,305	10,201,883
National Grid PLC	510,748	6,683,147
Sempra	78,713	5,557,138
WEC Energy Group, Inc.	152,667	11,982,833
		34,425,001
TOTAL UTILITIES		167,626,615
TOTAL COMMON STOCKS (Cost $2,012,021,968)		2,702,212,295

Preferred Stocks - 8.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
FINANCIALS - 0.9%
Banks - 0.8%
Bank of America Corp. 7.25%	9,662	11,440,098
Wells Fargo & Co. 7.50%	24,485	28,909,490
		40,349,588
Financial Services - 0.1%
Apollo Global Management, Inc. Series A, 6.75%	70,400	4,484,480

TOTAL FINANCIALS		44,834,068

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
BrightSpring Health Services, Inc. 6.75% (e)	19,900	759,185

INDUSTRIALS - 0.0%
Machinery - 0.0%
RBC Bearings, Inc.	6,000	747,900

Professional Services - 0.0%
Clarivate PLC 5.00%	30,900	894,092

TOTAL INDUSTRIALS		1,641,992

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc. 6.296%	118,224	4,120,106

TOTAL CONVERTIBLE PREFERRED STOCKS		51,355,351
Nonconvertible Preferred Stocks - 7.3%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
4.75%	250,000	5,190,000
5.125%	85,000	1,887,850
5.35%	300,000	7,251,000
		14,328,850
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
Brunswick Corp. 6.375%	8,000	196,000

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. Series L, 5 Year U.S. Treasury Index + 3.150% 4.959% (c)(d)	62,800	1,274,212

FINANCIALS - 5.5%
Banks - 3.7%
Bank of America Corp.:
4.25%	665,000	13,160,350
4.375%	681,200	13,855,608
4.75%	125,000	2,718,750
5.00%	500,000	11,175,000
Series HH, 5.875%	150,000	3,753,000
Series KK, 5.375%	455,400	10,688,238
Series PP, 4.125%	675,000	13,047,750
JPMorgan Chase & Co.:
4.55%	583,400	12,531,432
4.625%	650,000	14,131,000
4.75%	325,000	7,364,500
Series DD, 5.75%	384,100	9,629,387
Series EE, 6.00%	175,000	4,413,500
Series MM, 4.20%	716,400	14,242,032
Truist Financial Corp. 4.75%	250,000	5,232,500
U.S. Bancorp:
4.50%	150,000	3,151,500
Series K, 5.50%	100,000	2,460,000
Series L, 3.75%	150,000	2,668,500
Series M, 4.00%	240,500	4,523,805
Wells Fargo & Co.:
4.25%	515,000	9,712,900
4.70%	400,000	8,316,000
Series CC, 4.375%	350,000	6,772,500
Series Y, 5.625%	200,000	4,874,000
Series Z, 4.75%	638,900	13,321,065
		191,743,317
Capital Markets - 0.8%
Charles Schwab Corp. 4.45%	200,000	4,232,000
Morgan Stanley:
Series E, 3 month U.S. LIBOR + 7.120% 7.125%(c)(d)	25,000	635,750
Series I, 6.375%(c)	30,000	755,100
Series K, 5.85%(c)	429,000	10,819,380
Series L, 4.875%	175,000	3,984,750
Series O, 4.50%	483,000	9,500,610
Northern Trust Corp. Series E, 4.70%	90,000	2,091,600
Oaktree Capital Group LLC:
6.55%	140,300	3,155,347
Series A, 6.625%	105,197	2,356,413
State Street Corp.:
Series D, 5.90%(c)	25,000	624,000
Series G, 5.35%(c)	20,000	479,200
Stifel Financial Corp. Series D, 4.50%	114,900	2,079,690
		40,713,840
Financial Services - 0.1%
Apollo Global Management, Inc. (c)	30,000	802,200
Carlyle Finance LLC 4.625%	165,000	3,253,800
Equitable Holdings, Inc.:
4.30%	76,000	1,409,040
Series A 5.25%	84,500	1,925,755
		7,390,795
Insurance - 0.9%
Allstate Corp.:
5.10%	491,000	11,504,130
Series I, 4.75%	125,000	2,982,500
Series J, 7.375%	35,000	953,400
American Financial Group, Inc. 4.50%	54,000	1,078,920
Athene Holding Ltd.:
Series A, 6.35%(c)	185,000	4,541,750
Series C, 6.375%(c)	199,500	4,997,475
Series D, 4.875%	340,000	6,330,800
MetLife, Inc. Series F 4.75%	150,000	3,244,500
Prudential Financial, Inc. 4.125%	100,000	2,052,010
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	744,000
W.R. Berkley Corp.:
4.125%	200,000	3,960,000
4.25%	152,000	3,325,760
5.10%	100,000	2,315,000
		48,030,245
TOTAL FINANCIALS		287,878,197

INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Babcock & Wilcox Enterprises, Inc. 8.125%	59,638	1,142,068

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Pebblebrook Hotel Trust 6.375%	54,000	1,150,346
Public Storage:
3.875%	100,000	1,843,000
3.95%	100,000	1,857,000
4.00%	224,000	4,325,440
4.00%	150,000	2,901,000
Series I, 4.875%	75,000	1,780,500
Series J, 4.70%	85,000	1,891,250
Series K, 4.75%	75,000	1,668,743
Series L, 4.625%	180,000	3,949,200
Series M, 4.125%	70,000	1,393,000
Series O, 3.90%	100,000	1,852,000
Series S, 4.10%	100,000	1,971,000
Summit Hotel Properties, Inc.:
Series E, 6.25%	21,400	449,828
Series F, 5.875%	69,598	1,414,231
Sunstone Hotel Investors, Inc. Series H, 6.125%	20,000	437,200
		28,883,738
UTILITIES - 0.9%
Electric Utilities - 0.5%
Brookfield Infrastructure Finance ULC 5.00%	40,000	772,800
Duke Energy Corp. 5.625%	50,000	1,266,250
Entergy Louisiana LLC 4.875%	30,500	698,755
Entergy New Orleans LLC 5.50%	23,717	573,358
Georgia Power Co. 5.00%	40,000	969,600
NextEra Energy Capital Holdings, Inc. 5.65%	115,000	2,875,000
SCE Trust VII 7.75%	150,000	4,023,000
Southern Co.:
4.20%	221,000	4,541,550
5.25%	41,487	1,028,878
Series A, 4.95%	309,588	7,241,263
		23,990,454
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	125,000	2,247,500

Multi-Utilities - 0.4%
Brookfield Infrastructure Partners LP:
5.125%	53,000	980,500
Class A 5.00%	59,100	1,041,933
CMS Energy Corp.:
5.625%	43,258	1,061,486
5.875%	157,943	3,898,033
5.875%	63,130	1,578,881
DTE Energy Co.:
4.375%	100,000	2,097,500
4.375%	85,000	1,819,000
Series E, 5.25%	75,000	1,855,500
Sempra 5.75%	170,459	4,259,770
		18,592,603
TOTAL UTILITIES		44,830,557

TOTAL NONCONVERTIBLE PREFERRED STOCKS		378,533,622
TOTAL PREFERRED STOCKS (Cost $452,619,023)		429,888,973

Equity Funds - 15.0%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (g) (Cost $706,198,858)	6,161,444	777,574,231

Preferred Securities - 10.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets PLC 6.45% (c)(h)	6,985,000	7,000,668
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.5966% (c)(d)(h)	15,960,000	15,767,090
6.75% (c)(h)	500,000	490,650
7.125% (c)(h)	6,625,000	6,385,641
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0762% (c)(d)(h)(i)	191,000	179,540
		29,823,589
FINANCIALS - 9.3%
Banks - 6.6%
Bank of America Corp.:
4.375% (c)(h)	32,000,000	29,546,374
5.875% (c)(h)	33,400,000	32,363,117
6.1% (c)(h)	13,710,000	13,700,713
6.125% (c)(h)	16,000,000	15,986,550
6.3% (c)(h)	8,000,000	8,017,242
Citigroup, Inc. 3.875% (c)(h)	7,000,000	6,575,655
JPMorgan Chase & Co.:
3.65% (c)(h)	28,500,000	26,502,392
4.6% (c)(h)	35,390,000	34,451,868
5% (c)(h)	21,468,000	21,346,830
6.1% (c)(h)	21,000,000	20,976,629
6.125% (c)(h)	2,000,000	1,997,156
9.348% (c)(d)(h)	15,250,000	15,333,433
PNC Financial Services Group, Inc.:
3.4% (c)(h)	10,000,000	8,462,936
5% (c)(h)	10,580,000	10,033,569
6% (c)(h)	6,100,000	5,893,863
6.2% (c)(h)	2,600,000	2,558,257
6.25% (c)(h)	7,135,000	6,734,161
Truist Financial Corp.:
4.8% (c)(h)	12,000,000	11,352,228
4.95% (c)(h)	6,250,000	6,077,588
5.1% (c)(h)	6,850,000	6,246,853
U.S. Bancorp:
3.7% (c)(h)	7,000,000	5,972,646
5.3% (c)(h)	1,500,000	1,379,419
Wells Fargo & Co.:
3.9% (c)(h)	29,400,000	27,663,698
5.9% (c)(h)	20,700,000	20,602,435
7.625% (c)(h)	3,125,000	3,306,653
		343,082,265
Capital Markets - 2.0%
Bank of New York Mellon Corp.:
3.7% (c)(h)	6,725,000	6,311,838
3.75% (c)(h)	8,500,000	7,610,291
4.625% (c)(h)	8,100,000	7,670,507
4.7% (c)(h)	4,925,000	4,821,980
Charles Schwab Corp.:
4% (c)(h)	20,515,000	16,895,717
4% (c)(h)	16,800,000	15,473,850
5% (c)(h)	6,670,000	6,153,193
5.375% (c)(h)	14,875,000	14,669,221
Goldman Sachs Group, Inc.:
3.65% (c)(h)	2,250,000	2,036,304
4.125% (c)(h)	5,400,000	4,931,619
Morgan Stanley 5.875% (c)(h)	6,770,000	6,641,183
Northern Trust Corp. 4.6% (c)(h)	4,100,000	3,950,746
State Street Corp.:
CME Term SOFR 3 Month Index + 2.800% 8.1852% (c)(d)(h)	6,915,000	6,917,987
CME Term SOFR 3 Month Index + 3.590% 9.2432% (c)(d)(h)	583,000	583,356
		104,667,792
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (c)(h)	7,885,000	6,761,766
4.7% (c)(h)	4,915,000	3,858,275
American Express Co. 3.55% (c)(h)	12,250,000	11,052,224
		21,672,265
Financial Services - 0.1%
Equitable Holdings, Inc. 4.95% (c)(h)	1,250,000	1,211,983
Insurance - 0.2%
Allianz SE 3.2% (b)(c)(h)	3,000,000	2,376,292
MetLife, Inc. 3.85% (c)(h)	9,500,000	9,096,250
		11,472,542
TOTAL FINANCIALS		482,106,847
UTILITIES - 0.7%
Electric Utilities - 0.3%
Duke Energy Corp. 4.875% (c)(h)	8,058,000	7,979,825
Edison International:
5% (c)(h)	5,470,000	5,193,860
5.375% (c)(h)	4,500,000	4,337,338
		17,511,023
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.:
7% (b)(c)(h)	3,495,000	3,381,413
8% (b)(c)(h)	3,000,000	3,000,000
		6,381,413
Multi-Utilities - 0.3%
Dominion Energy, Inc.:
4.35% (c)(h)	1,935,000	1,805,100
4.65% (c)(h)	4,111,000	4,002,014
Sempra 4.875% (c)(h)	8,000,000	7,831,639
		13,638,753
TOTAL UTILITIES		37,531,189
TOTAL PREFERRED SECURITIES (Cost $563,295,185)		549,461,625

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	179,055,850	179,091,661
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	6,262,824	6,263,450
TOTAL MONEY MARKET FUNDS (Cost $185,354,529)		185,355,111

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,433,699,113)	5,200,275,587
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(12,250,990)
NET ASSETS - 100.0%	5,188,024,597

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,746,507 or 3.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	206,297,684	417,410,063	444,616,086	1,446,138	-	-	179,091,661	0.3%
Fidelity Real Estate Equity Central Fund	756,216,801	41,740,305	63,000,000	11,740,282	1,372,022	41,245,103	777,574,231	80.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,596,800	35,566,260	31,899,610	4,929	-	-	6,263,450	0.0%
Total	965,111,285	494,716,628	539,515,696	13,191,349	1,372,022	41,245,103	962,929,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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